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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number: _____
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MPM BioEquities Adviser, LLC
Address:  601 Gateway Boulevard, Suite 350
          South San Francisco, CA 94080

13 File Number: 28-108358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert W. Liptak
Title:  Chief Financial Officer
Phone:  617-425-9216

Signature, Place and Date of Signing:

/s/ Robert W. Liptak      South San Francisco, CA              04/12/05
--------------------      -----------------------         ------------------
     [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                       Name

28-________________                        ____________________________________

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
                                                        Form 13F Information Table
                                                                                                                  VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE    SHARES                  INVSTMT    OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP      x($1000)  PRN AMT SH/PRN PUT/CALL DISCRETN  MANAGERS   SOLE   SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABGENIX INC COM STK           COMMON STOCK     00339B107    2688    383930  SH                SOLE               383930     0    0
ALKERMES INC CONV             CONVRT BONDS     01642TAD0    5030   4950000  PRN               SOLE              4950000     0    0
ALEXION PHARMACEUTICALS INC   COMMON STOCK     015351109    2191    101128  SH                SOLE               101128     0    0
ANADYS PHARMACEUTICALS        COMMON STOCK     03252Q408    2729    370800  SH                SOLE               370800     0    0
ARRAY BIOPHARMA               COMMON STOCK     04269X105    2228    317800  SH                SOLE               317800     0    0
AVANIR PHARMACEUTICALS        COMMON STOCK     05348P104    1927    875900  SH                SOLE               875900     0    0
BARRIER THERAPEUTICS INC      COMMON STOCK     06850R108    2546    164387  SH                SOLE               164387     0    0
CELL THERAPEUTICS INC         OPTION-CALLS     1509349FV     869    242000  SH      CALL      SOLE               242000     0    0
CELGENE CORP                  COMMON STOCK     151020104    4089    120100  SH                SOLE               120100     0    0
CORIXA CORP COM               COMMON STOCK     21887F100    3155   1027600  SH                SOLE              1027600     0    0
COTHERIX INC                  COMMON STOCK     22163T103    4630    699387  SH                SOLE               699387     0    0
CRITICAL THERAPEUTICS         COMMON STOCK     22674T105    1707    251449  SH                SOLE               251449     0    0
CUBIST PHARMACEUTICALS INC    COMMON STOCK     229678107     487     45900  SH                SOLE                45900     0    0
CYTOGEN CORP                  COMMON STOCK     232824300    1800    310900  SH                SOLE               310900     0    0
DEPOMED INC                   COMMON STOCK     249908104    2329    591000  SH                SOLE               591000     0    0
DYAX CORP                     COMMON STOCK     26746E103     805    250000  SH                SOLE               250000     0    0
ENCYSIVE PHARMACEUTICALS INC  COMMON STOCK     29256X107     322     31500  SH                SOLE                31500     0    0
EYETECH PHARMACEUTICALS       COMMON STOCK     302297106    5022    182600  SH                SOLE               182600     0    0
FAVRILLE INC                  COMMON STOCK     312088404    1150    226400  SH                SOLE               226400     0    0
GENENTECH INC                 COMMON STOCK     368710406    2581     45600  SH                SOLE                45600     0    0
GENITOPE CORP                 COMMON STOCK     37229P507    3129    250300  SH                SOLE               250300     0    0
HI-TECH PHARMACEUTICALS INC   COMMON STOCK     42840B101    3174    144400  SH                SOLE               144400     0    0
ISTA PHARMACEUTICALS INC      COMMON STOCK     45031X204    3005    304200  SH                SOLE               304200     0    0
INHIBITEX INC                 COMMON STOCK     45719T103    2191    359800  SH                SOLE               359800     0    0
INSPIRE PHARMACEUTICALS       COMMON STOCK     457733103    2693    330000  SH                SOLE               330000     0    0
INTRABIOTICS PHARMACEUTICALS  COMMON STOCK     46116T506    2173    603668  SH                SOLE               603668     0    0
LEXICON GENETIC               COMMON STOCK     528872104    2391    467900  SH                SOLE               467900     0    0
MACROCHEM CORP                COMMON STOCK     555903103     442   1132500  SH                SOLE              1132500     0    0
MAXYGEN INC                   COMMON STOCK     577776107    2833    330134  SH                SOLE               330134     0    0
MEDAREX INC                   COMMON STOCK     583916101    3323    466100  SH                SOLE               466100     0    0
MEDIMMUNE INC COM             COMMON STOCK     584699102    2608    109550  SH                SOLE               109550     0    0
NPS PHARMACEUTICALS           COMMON STOCK     62936P103    1527    121000  SH                SOLE               121000     0    0
NEKTAR THERAPEUTICS           COMMON STOCK     640268108    3930    281900  SH                SOLE               281900     0    0
NEOSE TECHNOLOGIES INC        COMMON STOCK     640522108    1576    610970  SH                SOLE               610970     0    0
OSI PHARMACEUTICALS INC       COMMON STOCK     671040103    2222     53740  SH                SOLE                53740     0    0
ORCHID BIOSCIENCES INC        COMMON STOCK     68571P506    4041    343660  SH                SOLE               343660     0    0
PENWEST PHARMACEUTICALS INC   COMMON STOCK     709754105    2199    177900  SH                SOLE               177900     0    0
PRAECIS PHARMACEUTICALS INC   COMMON STOCK     739421105     466    444000  SH                SOLE               444000     0    0
QLT INC                       COMMON STOCK     746927102    1389    108000  SH                SOLE               108000     0    0
REGENERON PHARMACEUTICALS INC COMMON STOCK     75886F107     867    169574  SH                SOLE               169574     0    0
RENOVIS INC                   COMMON STOCK     759885106    1697    210300  SH                SOLE               210300     0    0
RIGEL PHARMACEUTICALS         COMMON STOCK     766559603     438     27281  SH                SOLE                27281     0    0
SEATTLE GENETIC               COMMON STOCK     812578102    2623    510300  SH                SOLE               510300     0    0
SONUS PHARMACEUTICALS         COMMON STOCK     835692104    1500    568346  SH                SOLE               568346     0    0
SUPERGEN UNC COM              COMMON STOCK     868059106    1555    319900  SH                SOLE               319900     0    0
TELIK INC                     COMMON STOCK     87959M109     998     66200  SH                SOLE                66200     0    0
TERCICA INC                   COMMON STOCK     88078L105    4513    591430  SH                SOLE               591430     0    0
THERAVANCE INC                COMMON STOCK     88338T104    2925    160300  SH                SOLE               160300     0    0
VAXGEN INC                    COMMON STOCK     922390208    1954    156600  SH                SOLE               156600     0    0
VIACELL INC                   COMMON STOCK     92554J105     826    109500  SH                SOLE               109500     0    0

S REPORT SUMMARY              50 Data Records             113493            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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